Related Party Transactions - Transactions with Management and Directors (Details)	6 Months Ended
Jun. 30, 2026
Related Party | KOAS
Related Party Transaction
Margin rate on administration cost	5.00%
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired	100.00%
TSSI | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT
Related Party Transaction
Percentage ownership in joint venture	50.00%